Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Premium on issue of shares	Capital transactions	Stock options	Other reserves	Reserve for own shares	Legal	Investments statutory	Tax-incentive reserve	Other legal reserves	Revaluation reserve	Undistributed results	Total	Non- controlling interest	Total
BALANCE at Dec. 31, 2024	$ 13,177,841		$ 36,321	$ (227,052)	$ 10,145	$ (37,470)		$ 691,999	$ 2,070,113	$ 1,449,832	$ 67,583	$ (10,144,847)		$ 7,094,465	$ 1,039,899	$ 8,134,364
Net income													500,224	500,224	56,110	556,334
Gain (loss) on foreign currency translation adjustments												574,457		574,457	(123,164)	451,293
Gain on net investment in foreign operations												126,386		126,386		126,386
Gain on cashflow hedge, net of tax											282			282		282
Other fair value adjustments through other comprehensive income											(25)			(25)		(25)
Loss associated with pension and other postretirement benefit obligations, net of tax											(409)			(409)	(101)	(510)
Total comprehensive income (loss)											(152)	700,843	500,224	1,200,915	(67,155)	1,133,760
Share-based compensation				5,782										5,782	1,219	7,001
Realization of other reserves						(374)							373	(1)		(1)
Distribution of interim dividends									(759,018)					(759,018)		(759,018)
Dividends to non-controlling interest															(260,331)	(260,331)
Others															285	285
BALANCE at Mar. 31, 2025	13,177,841		36,321	(221,270)	10,145	(37,844)		691,999	1,311,095	1,449,832	67,431	(9,444,004)	500,597	7,542,143	713,917	8,256,060
BALANCE at Mar. 31, 2026	41,560	8,319,267		(27,093)			(581,843)				63,316	196,987	220,594	8,232,788	827,908	9,060,696
BALANCE at Dec. 31, 2025	35,114	7,310,818		(68,076)			(598,423)				63,472	(125,097)	2,085,772	8,703,580	819,211	9,522,791
Net income													220,594	220,594	20,996	241,590
Gain on cashflow hedge, net of tax											607			607	84	691
Loss associated with pension and other postretirement benefit obligations, net of tax											(582)			(582)	(139)	(721)
Gain on foreign currency translation adjustments											(181)	322,084		321,903	(11,545)	310,358
Total comprehensive income (loss)											(156)	322,084	220,594	542,522	9,396	551,918
Allocation of results to Share Premium		2,085,772											(2,085,772)
Capital increase - JBS Participações	6,446	(6,446)
Disposal of treasury shares							1,234							1,234		1,234
Stock option plan				4,996										4,996	1,077	6,073
Dividends declared		(1,070,877)												(1,070,877)		(1,070,877)
Share-based compensation				38,755			15,346							54,101		54,101
Dividends to non-controlling interest															(1,776)	(1,776)
Others				(2,768)										(2,768)		(2,768)
BALANCE at Mar. 31, 2026	$ 41,560	$ 8,319,267		$ (27,093)			$ (581,843)				$ 63,316	$ 196,987	$ 220,594	$ 8,232,788	$ 827,908	$ 9,060,696